August 29, 2023

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission Division of Investment Management
100 F Street, NE Washington, DC 20549

Re:	EA Series Trust, formerly known as the Alpha Architect ETF Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961
Strive FAANG 2.0 ETF

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Strive FAANG 2.0 ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post- Effective Amendment No. 265 to the Trust’s Registration Statement on Form N-1A, filed on August 18, 2023.
If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER
11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928
Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com